Consolidated Statement of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues
Premiums									$ 22,637		$ 22,357		$ 22,090
Net investment income									2,716		2,889		2,879
Fee income									395		323		296
Net realized investment gains									166	[1]	51	[1]	55	[1]
Other revenues									277		120		126
Total revenues	6,737	6,452	6,674	6,328	6,477	6,512	6,359	6,392	26,191		25,740		25,446
Claims and expenses
Claims and claim adjustment expenses									13,307		14,676		16,276
Amortization of deferred acquisition costs									3,821		3,910		3,876
General and administrative expenses									3,757		3,610		3,556
Interest expense									361		378		386
Total claims and expenses	5,366	5,275	5,497	5,108	6,166	5,342	5,751	5,315	21,246		22,574		24,094
Income before income taxes	1,371	1,177	1,177	1,220	311	1,170	608	1,077	4,945		3,166		1,352
Income tax expense (benefit)	383	313	252	324	7	306	109	271	1,272		693		(74)
Net income	$ 988	$ 864	$ 925	$ 896	$ 304	$ 864	$ 499	$ 806	$ 3,673		$ 2,473		$ 1,426
Net income per share
Net income per share, basic	$ 2.73	$ 2.33	$ 2.44	$ 2.36	$ 0.79	$ 2.23	$ 1.27	$ 2.04	$ 9.84		$ 6.35		$ 3.40
Net income per share, diluted	$ 2.70	$ 2.30	$ 2.41	$ 2.33	$ 0.78	$ 2.21	$ 1.26	$ 2.02	$ 9.74		$ 6.30		$ 3.36
Weighted average number of common shares outstanding
Weighted average number of common shares outstanding, basic									370.3		386.2		415.8
Weighted average number of common shares outstanding, diluted									374.3		389.8		420.5

[1]	Total other-than-temporary impairment (OTTI) gains (losses) were $(10) million, $27 million and $30 million for the years ended December 31, 2013, 2012 and 2011, respectively. Of total OTTI, credit losses of $(15) million, $(15) million and $(25) million for the years ended December 31, 2013, 2012 and 2011 respectively, were recognized in net realized investment gains. In addition, unrealized gains from other changes in total OTTI of $5 million, $42 million and $55 million for the years ended December 31, 2013, 2012 and 2011, respectively, were recognized in other comprehensive income (loss) as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.